Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt [Abstract]
Schedule of the Debt Instruments and their Changes

The following table sets forth a summary of the debt instruments and their changes during the years ended December 31, 2025 and 2024 (in thousands):

	Junior Convertible Notes	Loans Payable	Tasly Convertible Note - Related Party	Convertible Promissory Note - Related Party	Senior Notes	Promissory Notes	PPP Loan	D&O Insurance Financing
Balance at January 1, 2025	$18,419	$—	$2,234	$—	$25,268	$910	$1,376	$—
Issuance of debt	—	11,000	—	—	1,350	100	—	657
Debt repayments	—	(1,920)	—	(50)	(555)		—	(360)
Change in fair value	—	3,294	56	(242)	—	—	—	—
Conversion of debt to equity	(19,612)	(4,497)	—	—	(27,279)	—	—	—
Debt assumed in connection with reverse recapitalization	—	—	—	2,162	—	—	—	—
Accrued stated interest	1,193	—	—	—	1,258	39	14	—
Balance at December 31, 2025	$—	$7,877	$2,290	$1,870	$42	$1,049	$1,390	$297

Less: Current portion	$—	$—	$2,290	$1,870	$42	$1,049	$1,390	$297
Long term debt	$—	$7,877	$—	$—	$—	$—	$—	$—
	Junior Convertible Notes	Tasly Convertible Note - Related Party	Senior Notes	Promissory Notes	PPP Loan
Balance at January 1, 2024	$16,316	$1,714	$20,155	$849	$1,362
Issuance of debt	—	16	3,210	—	—
Debt repayments	—	—	(150)	—	—
Change in fair value	—	311	—	—	—
Stated interest	2,057	193	2,053	61	14
Amortization of debt discount and issuance costs	46	—	—	—	—
Balance at December 31, 2024	$18,419	$2,234	$25,268	$910	$1,376

Less: Current portion	18,419	2,234	25,268	910	1,376
Long term debt	$—	$—	$—	$—	$—

Schedule of Accounting Basis
Accounting basis	Effective interest method	Fair value option	Fair value option	Fair value option	Effective interest method	Simple interest method	Compounding Interest	Simple interest method
Interest rate	12%	10%	24%	—	0%-12%	0%-12%	1%	7%
Conversion price(s) per share	$525.00	various	$37.50	—	$37.50, $166.50, and $300.00	—	—	—
Maturity	7/11/2025	1/11/2027	3/31/2024	7/11/2025	7/11/2025	various	5/25/2026	4/11/2026

Schedule of Contractual Future Minimum Payments

As of December 31, 2025, the contractual future minimum payments for the Company’s outstanding borrowing arrangements were as follows (in thousands):

	2026	2027	Total
Tasly convertible note - related party	$2,290	$—	$2,290
Convertible promissory note - related party	1,870	—	1,870
Loans payable	—	7,877	7,877
Senior notes	42	—	42
Promissory notes	1,049	—	1,049
PPP loan	1,390	—	1,390
Total contractual obligations	$6,641	$7,877	$14,518